CREDIT FACILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Short-term bank loans	$ 1,261,944	$ 860,915
China Merchants Bank [Member]
Short-Term Debt [Line Items]
Bank Name	China Merchants Bank
Maturities	October 2014
Interest rate	7.50%
Collateral/ Guarantee	Guarantee by 26 property rights
Short-term bank loans	$ 788,119	860,915
Xiamen Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Bank Name	Xiamen Rural Commercial Bank
Maturities	February 2023
Interest rate	6.58%
Collateral/ Guarantee	Guarantee by 14 property rights
Short-term bank loans	$ 473,825